UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                   FORM N-CSR

              CERTIFIED SHAREHOLDER REPORT OF REGISTERED MANAGEMENT
                              INVESTMENT COMPANIES

                  Investment Company Act file number 811-09973
                                                     ---------

                      Excelsior Venture Investors III, LLC
       ------------------------------------------------------------------
               (Exact name of registrant as specified in charter)

                               225 High Ridge Road
                               Stamford, CT 06905
       ------------------------------------------------------------------
               (Address of principal executive offices) (Zip code)

                                 James D. Bowden
                      Bank of America Capital Advisors LLC
                               100 Federal Street
                                Boston, MA 02110
       ------------------------------------------------------------------
                     (Name and address of agent for service)

       Registrant's telephone number, including area code: 1-866-921-7951
                                                           --------------

                       Date of fiscal year end: October 31
                                                ----------

                    Date of reporting period: April 30, 2009
                                              --------------



Form N-CSR is to be used by management investment companies to file reports with the Commission not later than 10 days after the transmission to stockholders of any report that is required to be transmitted to stockholders under Rule 30e-1 under the Investment Company Act of 1940 (17 CFR 270.30e-1). The Commission may use the information provided on Form N-CSR in its regulatory, disclosure review, inspection, and policymaking roles.

A registrant is required to disclose the information specified by Form N-CSR, and the Commission will make this information public. A registrant is not required to respond to the collection of information contained in Form N-CSR unless the Form displays a currently valid Office of Management and Budget ("OMB") control number. Please direct comments concerning the accuracy of the information collection burden estimate and any suggestions for reducing the burden to Secretary, Securities and Exchange Commission, 100 F Street, NE, Washington, DC 20549. The OMB has reviewed this collection of information under the clearance requirements of 44 U.S.C. ss. 3507.

ITEM 1.  REPORTS TO STOCKHOLDERS.

The Report to Shareholders is attached herewith.


--------------------------------------------------------------------------------

                                    EXCELSIOR

                           VENTURE INVESTORS III, LLC

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2009

EXCELSIOR VENTURE INVESTORS III, LLC

CONTENTS
--------

FINANCIAL STATEMENTS

Portfolio of Investments (Unaudited)                                           1

Statement of Assets and Liabilities (Unaudited)                                2

Statement of Operations (Unaudited)                                            3

Statements of Changes in Net Assets (Unaudited)                                4

Statement of Cash Flows (Unaudited)                                            5

Financial Highlights - Selected Per Unit Data and Ratios (Unaudited)           6

Notes to Financial Statements (Unaudited)                                      7

EXCELSIOR VENTURE INVESTORS III, LLC
PORTFOLIO OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)


   Units                                                                    FAIR VALUE (NOTE 1)            % OF NET ASSETS ***
------------                                                              -----------------------        -----------------------
               INVESTMENT PARTNERSHIP
    187,409    Excelsior Venture Partners III, LLC                              $ 22,827,289                     99.66%
                                                                          -----------------------        -----------------------


TOTAL INVESTMENT                                                                  22,827,289                     99.66%
OTHER ASSETS & LIABILITIES (NET)                                                      77,937                      0.34%
                                                                          -----------------------        -----------------------
NET ASSETS                                                                      $ 22,905,226                    100.00%
                                                                          =======================        =======================

*** Calculated as fair value divided by the Fund's Net Assets.
















   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE INVESTORS III, LLC
STATEMENT OF ASSETS AND LIABILITIES
APRIL 30, 2009 (UNAUDITED)

ASSETS:
       Investment in Excelsior Venture Partners III, LLC at fair value (Note 2)                  $ 22,827,289
       Cash and cash equivalents                                                                      197,287
       Other assets                                                                                        30
                                                                                                 ------------
          TOTAL ASSETS                                                                             23,024,606
                                                                                                 ------------

LIABILITIES:
       Distribution payable                                                                             6,375
       Audit fees payable                                                                              22,750
       Administration fees payable (Note 3)                                                            19,167
       Legal fees payable                                                                               9,381
       Board of Managers' fees payable (Note 3)                                                        12,500
       Tax preparation fees payable                                                                    31,458
       Custody fees payable                                                                             3,848
       Management fees payable (Note 3)                                                                    19
       Miscellaneous expenses payable                                                                  13,882
                                                                                                 ------------
          TOTAL LIABILITIES                                                                           119,380
                                                                                                 ------------
NET ASSETS                                                                                       $ 22,905,226
                                                                                                 ============

NET ASSETS CONSISTS OF: (Note 2)
       Members' Contributions *                                                                    94,640,601
       Members' Distributions                                                                     (25,815,550)
       Inception-to-date realized (loss) and net investment (loss)                                (30,425,556)
       Accumulated unrealized (depreciation) on investments                                       (15,494,269)
                                                                                                 ------------
TOTAL NET ASSETS                                                                                 $ 22,905,226
                                                                                                 ============

Units of Membership interests outstanding (no par value, 400,000 authorized)                          189,809
NET ASSET VALUE PER UNIT                                                                         $     120.68
                                                                                                 ============


* Members' Contributions consist of contributions from Members net of offering costs charged to Members.




   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE INVESTORS III, LLC
STATEMENT OF OPERATIONS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)


NET INVESTMENT (LOSS) ALLOCATED FROM PORTFOLIO: (NOTE 2)
       Interest income                                                                          $      4,282
       Dividend income                                                                                 1,995
       Expenses                                                                                     (347,327)
                                                                                                ------------
           NET INVESTMENT (LOSS) ALLOCATED FROM PORTFOLIO                                           (341,050)
                                                                                                ------------

FUND INVESTMENT INCOME:
       Interest Income                                                                                   215
                                                                                                ------------
           TOTAL FUND INVESTMENT INCOME                                                                  215
                                                                                                ------------

FUND EXPENSES:
       Administration fees (Note 3)                                                                   57,500
       Audit fees                                                                                     22,750
       Tax preparation fees                                                                           22,095
       Board of Managers' fees (Note 3)                                                                8,500
       Printing fees                                                                                   7,279
       Custody fees                                                                                    5,437
       Management fees (Note 3)                                                                           64
       Miscellaneous expenses                                                                         11,213
                                                                                                ------------
           TOTAL FUND EXPENSES                                                                       134,838
                                                                                                ------------
NET INVESTMENT (LOSS)                                                                               (475,673)
                                                                                                ------------

NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO: (NOTE 2)
Net realized (loss) on investments                                                                (4,091,560)
Net decrease in unrealized depreciation on investments                                             2,626,506
                                                                                                ------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS ALLOCATED FROM PORTFOLIO                        (1,465,054)
                                                                                                ------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                                          $ (1,940,727)
                                                                                                ============

Weighted average units outstanding                                                                   189,809
                                                                                                ============
Net (decrease) in net assets resulting from operations per unit                                 $     (10.22)
                                                                                                ============




   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE INVESTORS III, LLC
STATEMENTS OF CHANGES IN NET ASSETS

                                                                             SIX MONTHS ENDED             YEAR ENDED
                                                                              APRIL 39, 2009           OCTOBER 31, 2008
                                                                                (UNAUDITED)                (AUDITED)
                                                                             ----------------          ----------------
OPERATIONS:
     Net investment (loss)                                                     $   (475,673)             $   (893,343)
     Net realized (loss)/gain on investments                                     (4,091,560)                7,395,685
     Net decrease/(increase) in unrealized depreciation on investments            2,626,506               (13,723,504)
                                                                               ------------              ------------
           Net (decrease) in net assets resulting from operations                (1,940,727)               (7,221,162)
                                                                               ------------              ------------

DISTRIBUTIONS:
     Distributions to Members                                                      (949,045)              (13,191,726)
                                                                               ------------              ------------
           Net (decrease) in Net Assets                                          (2,889,772)              (20,412,888)
                                                                               ------------              ------------

NET ASSETS:
     Beginning of period                                                         25,794,998                46,207,886
                                                                               ------------              ------------
     End of period                                                             $ 22,905,226              $ 25,794,998
                                                                               ============              ============








   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE INVESTORS III, LLC
STATEMENT OF CASH FLOWS
FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)

CASH FLOWS FROM OPERATING ACTIVITIES:
    Net (decrease) in net assets resulting from operations                                         $ (1,940,727)
    Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash provided by operating activities:
      Net investment loss allocated from the Portfolio                                                  341,050
      Net realized loss on investment allocated from the Portfolio                                    4,091,560
      Net (decrease) in unrealized depreciation on investments allocated from the Portfolio          (2,626,506)
      Proceeds from investment in the Portfolio                                                         937,044
      Decrease in other assets                                                                               91
      Increase in tax preparation fees payable                                                           22,095
      (Decrease) in audit fees payable                                                                   (7,500)
      Increase in Board of Managers' fees payable                                                         2,500
      (Decrease) in legal fees payable                                                                     (768)
      Increase in custody fees payable                                                                      500
      (Decrease) in management fees payable                                                                 (37)
      (Decrease) in miscellaneous expenses payable                                                       (4,127)
                                                                                                   ------------
       Net cash provided by operating activities                                                        815,175
                                                                                                   ------------

CASH FLOWS FOR FINANCING ACTIVITIES
    Distributions:
      Distributions to Members declared and paid                                                       (949,045)
      Increase in distribution payable to Members                                                         6,375
                                                                                                   ------------
      Net cash (used in) financing activities                                                          (942,670)
                                                                                                   ------------
      Net (decrease) in cash                                                                           (127,495)
       CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                                 324,782
                                                                                                   ------------
       CASH AND CASH EQUIVALENTS AT END OF PERIOD                                                  $    197,287
                                                                                                   ============






   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE INVESTORS III, LLC
FINANCIAL HIGHLIGHTS - SELECTED PER UNIT DATA AND RATIOS

PER UNIT OPERATING PERFORMANCE:(1)
                                                   SIX MONTHS ENDED                     YEAR ENDED OCTOBER 31,
                                                      APRIL 30,       ----------------------------------------------------------
                                                         2009            2008              2007           2006           2005
                                                      (UNAUDITED)      (AUDITED)        (AUDITED)      (AUDITED)      (AUDITED)
                                                   ----------------   -----------      -----------    -----------    -----------


NET ASSET VALUE, BEGINNING OF PERIOD                  $ 135.90         $ 243.44         $ 252.88       $ 313.54       $ 389.15
INCOME FROM INVESTMENT OPERATIONS:
     Net investment (loss)                               (2.51)           (4.71)           (3.37)         (3.31)         (5.34)
     Net realized and unrealized (loss)/gain
         on investments                                  (7.71)          (33.33)           18.93         (57.35)        (35.27)
                                                      --------         --------         --------       --------       --------
     Net (decrease)/increase in Net Assets
         resulting from Operations                      (10.22)          (38.04)           15.56         (60.66)        (40.61)
                                                      --------         --------         --------       --------       --------

DISTRIBUTIONS TO MEMBERS:                                (5.00)          (69.50)          (25.00)            --         (35.00)
                                                      --------         --------         --------       --------       --------

NET ASSET VALUE, END OF PERIOD                        $ 120.68         $ 135.90         $ 243.44       $ 252.88       $ 313.54
                                                      ========         ========         ========       ========       ========

TOTAL NET ASSET VALUE RETURN (5)                         (7.52)%         (15.86)%           7.15%        (19.35)%       (11.43)%
                                                      ========         ========         ========       ========       ========

RATIOS AND SUPPLEMENTAL DATA:
     Net Assets, End of Year (000's)                  $ 22,905         $ 25,795         $ 46,208       $ 47,999       $ 59,513
     Ratios to Average Net Assets: (2), (4)
     Gross Expenses                                       3.92%            2.77%            2.48%          2.61%          2.73%
     Net Expenses                                         3.92%            2.77%            2.48%          2.61%          2.73%
     Net Investment (Loss)                               (3.86)%          (2.13)%          (1.43)%        (1.15)%        (1.49)%
     Portfolio Turnover Rate (3), (5)                     0.00%            0.00%            0.00%          0.00%          0.00%


(1)  Selected data for a unit of membership interest outstanding through out each period.
(2)  Ratios include income and expenses from both the Portfolio and the Fund. Income and expense ratios do not reflect the
     Portfolio's proportionate share of net investment income/(loss) and expenses, including any performance-based fees, of the private investment funds that the Portfolio is invested into (the "Private Investment Funds"). The Private Investment Funds'
     expense ratios have been obtained from audited financials for the period ended December 31, 2008 but are unaudited information in these Financial Statements. The range for these ratios is given below:

         PRIVATE INVESTMENT FUNDS' RATIOS                            RATIO RANGE
         --------------------------------                            -----------
         Expense excluding incentive carried interest                 1.99% - 4.10%
         Incentive Carried interest                                 (3.80)% - 0.04%
         Expenses plus incentive carried interest                     0.30% - 3.85%

     The Private Investment Funds' management fees range from 2.00% to 2.50% on committed capital during the initial investment period and typically decrease over time as the Private Investment Funds seek to exit investments. The Private Investment Funds'
     incentive fees range from 20% to 25% of profit generated by the Private Investment Funds.
(3)  Calculations of Portfolio Turnover rate excludes distributions from the Portfolio.
(4)  Ratios are annualized for a period less than one year.
(5)  Ratio is not annualized for a period less than one year.


   The accompanying notes are an integral part of these Financial Statements.

                      EXCELSIOR VENTURE INVESTORS III, LLC
                          NOTES TO FINANCIAL STATEMENTS
                                 APRIL 30, 2009


NOTE 1 -- ORGANIZATION

     Excelsior Venture Investors III, LLC (the "Fund") is a non-diversified, closed-end management investment company which has registered under the Investment Company Act of 1940, as amended (the "Investment Company Act"). The Fund was established as a Delaware limited liability company on June 1, 2000. The Fund commenced operations on April 6, 2001. The Fund sold 189,809 units via a public offering which closed on May 11, 2001.

     The Fund intends to achieve its investment objective of long-term capital appreciation by investing its assets primarily in Excelsior Venture Partners III, LLC (the "Portfolio"), a separate, closed-end, non-diversified investment company that has elected to be treated as a business development company or "BDC" under the Investment Company Act. The Fund and Portfolio share substantially the same investment objectives and policies.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     A.   BASIS OF PRESENTATION AND USE OF ESTIMATES:

          Costs incurred in connection with the initial offering of units of the Fund during the period ended October 31, 2001 totaled $263,899. Each member's ("Member's") pro rata share of these costs was deducted from their initial capital contribution.

          The  following  is a  summary  of the  Fund's  significant  accounting policies. Such policies are in conformity with accounting principles generally accepted in the United States of America for investment companies and are consistently followed in the preparation of the financial statements. Accounting principles generally accepted in the United States of America require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

          The performance of the Fund is directly affected by the performance of the Portfolio, and the accounting policies of the Portfolio (such as valuation of investments of the Portfolio) will affect the Fund. The financial statements of the Portfolio, including the Portfolio of Investments, are included elsewhere in this report and should be read in conjunction with the Fund's financial statements.

     B.   CASH AND CASH EQUIVALENTS:

          Cash and cash equivalents consist of deposits with PNC Bank, N.A. All highly liquid investments are listed separately on the Portfolio of Investments. As of April 30, 2009, the Fund did not hold any short-term investments.

     C.   INVESTMENT VALUATION:

          The valuation of the Fund's assets is dependent on the valuation of the Portfolio's investment securities. The Fund invests substantially all of its assets in the Portfolio, the Fund's net asset value will reflect the fair value of its interest in the Portfolio, which, in turn reflects the underlying value of the Portfolio's assets and liabilities. As of April 30, 2009, the value of the Fund's investment in the Portfolio was $22,827,289 and represented an ownership of 63.48% of the Portfolio. Valuation of securities by the Portfolio is discussed in Note 2 of the Portfolio's Notes to Financial Statements, which are included at the end of this report.

          The Fund's interest in the Portfolio is non-transferable and cannot be sold or redeemed. The duration of the Portfolio is ten years (subject to two 2-year extensions) from the final subscription closing (May 11, 2001), at which time the affairs of the Portfolio will be wound up and its assets distributed pro-rata to its Members. However, the Portfolio expects to make periodic pro-rata distributions from realized gains earned during the life of the Portfolio. Any distributions received by the Fund will be distributed pro-rata to the Members of the Fund.

          The Fund adopted Financial Accounting Standards Board ("FASB") Statement of Financial Accounting Standards No. 157, Fair Value Measurements ("SFAS 157"). SFAS 157 establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. Adoption of SFAS 157 is discussed in the notes to the Portfolio's financial statements, attached to this report.

     D.   SECURITY TRANSACTIONS AND INVESTMENT INCOME:

          The Fund includes and identifies its proportionate share of the Portfolio's income, expense and net realized and unrealized gain/(loss) in the Statement of Operations.

          The net unrealized (loss) on investments which is included in the "Net Assets consist of" section of the Statement of Assets and Liabilities reflects the Fund's allocated share of the Portfolio's unrealized (loss) on investments and the unrealized (loss) of the Fund's other investments. As of April 30, 2009, the cumulative unrealized (loss) on the Fund's investment in the Portfolio is ($15,494,269). All other components of income, such as realized gains/(losses) and net investment income/(loss), are included in the inception-to-date realized (loss) and net investment
     (loss).

          Security transactions are recorded on a trade date basis. Realized gains and losses on investments sold are recorded on the basis of identified cost. Fund interest income, adjusted for amortization of premiums and discounts is recorded on the accrual basis. Fund dividend income is recorded on the ex-dividend date.

     E.   EXPENSES:

          The Fund records expenses on an accrual basis. Such accruals require management to make estimates and assumptions that affect the reported amounts, which is consistent with U.S. generally accepted accounting principles.

     F.   INCOME TAXES:

          Under current law and based on certain assumptions and representations, the Fund intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Fund will not be subject to income tax. Rather, Member, in computing income tax, will include their allocable share of the Fund's income, gain, loss, deduction and expense. There were no tax liabilities nor deferred tax assets relating to uncertain income tax positions taken or expected to be taken on the tax return as of December 31, 2008.

          The cost of the Fund's investment in the Portfolio for federal tax purposes is based on amounts reported to the Fund on Schedule K-1 by the Portfolio. As of April 30, 2009, the Fund has not received information to determine the federal tax cost of the Portfolio as of April 30, 2009. At December 31, 2008, the Fund's cost basis in the Portfolio for federal tax purposes was $39,687,469. At April 30, 2009, the Fund's estimated cost basis in the Portfolio for federal tax purposes is $38,750,424 and includes contributions and distributions, as applicable. Based on the April 30, 2009 value of the Fund's investment in the Portfolio, this results in an unrealized loss for federal tax purposes of $15,923,135.

          Effective November 1, 2007, the Company adopted the Financial Accounting Standards Board ("FASB") FASB interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company's financial statements. There are neither tax liabilities nor deferred tax assets relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2007. The statute of limitations on the Company's U.S. federal tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The statute of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

NOTE 3 -- INVESTMENT ADVISORY FEE AND RELATED PARTY TRANSACTIONS

     Bank of America Capital Advisors LLC ("BACA" or the "Investment Adviser"), which has its principal offices at 100 Federal Street, Boston, MA 02110, serves as the investment adviser to the Fund. BACA is a Delaware limited liability company which is registered as an investment adviser under the Investment Advisers Act of 1940, as amended. The Investment Adviser is an indirect wholly-owned subsidiary of, and controlled by, Bank of America Corporation ("Bank of America"), a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina 28255.

     Prior to May 29, 2008, the Fund's investment adviser was UST Advisers, Inc. ("USTA"). On May 29, 2008, BACA assumed the responsibilities of the investment adviser to the Fund as a result of a transfer (the "Transfer") of USTA's rights and obligations under the Advisory Agreement (as defined below) between the Fund and USTA dated July 1, 2007. The Transfer was approved by the Fund's Board of Managers on March 11, 2008. This change was a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust Corporation ("U.S. Trust Corp.") in July 2007. The Transfer of the Advisory Agreement from USTA to BACA did not change (i) the way the Fund was managed, including the level of services provided, (ii) the team of investment professionals providing services to the Fund, or (iii) the management and incentive fees paid by the Fund.

     USTA, a Delaware corporation and registered investment adviser, has been an indirect wholly-owned subsidiary of, and controlled by, Bank of America, since July 1, 2007. Prior to that, USTA was an indirect subsidiary of U.S. Trust Corp., a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation ("Schwab"). USTA assumed the duties of the investment adviser from the previous investment adviser to the Fund, U.S. Trust Company, N.A. ("UST-NA"), which was acting through its registered investment advisory division, U.S. Trust Asset Management Division, on December 16, 2005. UST-NA served as the investment adviser to the Fund pursuant to an investment advisory agreement.

     UST-NA, and subsequently USTA, was responsible for investing assets not invested in the Portfolio. In return for its services and expenses, the Fund paid UST-NA an advisory fee equal to an annual rate equal to 0.10% of the Fund's average quarterly net assets that are not invested in the Portfolio, determined as of the end of each fiscal quarter. Any Fund assets invested in the Portfolio were not subject to an advisory fee paid by the Fund, however, the Fund was allocated its pro-rata share of the management fee expense paid by the Portfolio. Through the fifth anniversary of the Portfolio's final subscription closing date on May 11, 2001, the Portfolio paid UST-NA and USTA a management fee at an annual rate equal to 2.00% of the Portfolio's average net assets, determined as of the end of each fiscal quarter. Thereafter, it is paying to the Investment Adviser an annual rate of 1.00% of net assets. As of April 30, 2009, $19 was payable to the Investment Adviser.

     In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest on the Portfolio's Direct Investments (as defined below). The Incentive Carried Interest is an amount equal to 20% of the excess, if any, of the Portfolio's cumulative realized capital gains on Direct Investments, over the sum of (a) cumulative realized capital losses on investments of any type (b) cumulative gross unrealized capital depreciation on investments of any type and (c) cumulative net expenses. Direct Investments means the Portfolio's investments in domestic and foreign companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors and negotiated private investments in public companies. As of April 30, 2009, there was no Incentive Carried Interest earned by the Investment Adviser.

     Prior to March 31, 2006 and pursuant to a sub-advisory agreement among the Portfolio, UST-NA, and United States Trust Company of New York ("U.S. Trust NY"), U.S. Trust NY served as the investment sub-adviser to the Portfolio and received an investment management fee from UST-NA and USTA. On March 31, 2006, U.S. Trust NY converted into a national bank named United States Trust Company, National Association ("U.S. Trust") and UST-NA merged into U.S. Trust, with U.S. Trust as the surviving entity. After the merger, U.S Trust, acting through its registered investment advisory division, U.S. Trust-New York Asset Management Division, was serving as the Investment Sub-Adviser to the Portfolio pursuant to an investment sub-advisory agreement.

     On July 1, 2007, U.S. Trust Corp. and its subsidiaries, including USTA, were acquired by Bank of America (the "Sale"). USTA continued to serve as the Investment Adviser to the Company after the Sale (until May 29, 2008) pursuant to the advisory agreement (the "Advisory Agreement") that was approved at a special meeting of Members of the Company held on March 15, 2007. The Advisory Agreement was identical in all material respects except for the term and the date of effectiveness to the previous investment advisory agreement. The Investment Sub-Adviser ceased to serve as the investment sub-adviser to the Portfolio after the Sale.

     On February 22, 2008, U.S. Trust merged into Bank of America, N.A. ("BANA"), an indirect wholly-owned subsidiary of Bank of America.

     Pursuant to an Administration, Accounting and Investor Services Agreement, the Fund and the Portfolio retained PNC Global Investment Servicing ("PNCGIS") (formerly PFPC, Inc.), an indirect majority-owned subsidiary of the PNC
Financial Services Group, Inc., as administrator, accounting and investor servicing agent. In addition, PFPC Trust Company serves as the Fund's custodian, and PNCGIS serves as transfer agent. In consideration for its services, the Fund
(i) pays PNCGIS a variable fee between 0.105% and 0.07% based on average quarterly assets subject to a minimum quarterly fee of approximately $30,000,
(ii) pays PNCGIS annual fees of approximately  $11,000 for taxation services and
(iii) will reimburse PNCGIS for out-of-pocket expenses. The Portfolio pays PNCGIS a variable fee between 0.105% and 0.07% based on average quarterly net assets, subject to a minimum quarterly fee of approximately $30,000, (ii) pays PNCGIS annual fees of approximately $37,000 for taxation services and (iii) will reimburse PNCGIS for out-of-pocket expenses. In order to eliminate Members from paying duplicative expenses, assets of the Fund which are invested in the Portfolio are excluded from the Fund's asset based fee.

     Each member of the Board of Managers receives $750 annually and $500 per Fund meeting and is reimbursed for expenses incurred for attending meetings. For each audit committee meeting attended, Board members receive $500. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Fund, receives any compensation from the Fund. The Board of Managers of the Fund consists of the same persons as the Board of Managers of the Portfolio.

     Affiliates of the Investment Adviser may have banking, underwriting, lending, or other business relationships with the Private Investment Funds or Direct Investments in which the Portfolio invests and with companies in which the Private Investment Funds invest.

NOTE 4 -- INVESTMENTS IN EXCELSIOR VENTURE PARTNERS III, LLC

     As of April 30, 2009, the Fund has committed $94.9 million to the Portfolio of which $0.3 million remains unfunded. Please also find at the end of this report a quarterly report for the Portfolio. As of April 30, 2009, the Fund's interest in the following issuers through its investment in the Portfolio represented 5% or more of the total net assets:


                                                            PERCENTAGE OF FUND'S
PORTFOLIO INVESTMENTS                       FAIR VALUE           NET ASSETS
--------------------------------------      -----------     --------------------
Advanced Technology Ventures VII, L.P.      $ 1,260,771             5.50%
Archemix Corp.                                1,714,048             7.48%
CMEA Ventures VI, L.P.                        1,848,641             8.07%
Ethertronics, Inc.                            6,560,838            28.64%
                                            -----------            ------
Total                                       $11,384,298            49.69%
                                            ===========            ======

NOTE 5 -- GUARANTEES

     In the normal course of business, the Fund enters into contracts that provide general indemnifications. The Fund's maximum exposure under these agreements is dependent on future claims that may be made against the Fund, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

NOTE 6 -- NEW ACCOUNTING PRONOUNCEMENTS

     FASB Staff Position FAS 157-4 ("FSP FAS 157-4) "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," was issued on April 9, 2009 to be effective for interim and annual reporting periods ending after June 15, 2009 and applied prospectively. FSP FAS 157-4 provides additional guidance in order to estimate fair value when the volume and level of activity for an asset or liability has significantly decreased. FSP FAS 157-4 also identifies conditions to consider in assessing whether a transaction is not orderly (i.e. distressed or forced). The Fund is reviewing FSPFAS 157-4 along with its impact, if any, on the financial statements.

--------------------------------------------------------------------------------

                                    EXCELSIOR
                            VENTURE PARTNERS III, LLC

--------------------------------------------------------------------------------

                               SEMI-ANNUAL REPORT

                                 APRIL 30, 2009

EXCELSIOR VENTURE PARTNERS III, LLC

CONTENTS
--------

FINANCIAL STATEMENTS

Portfolio of Investments at April 30, 2009 and October 31, 2008.                                                                   1

Statements of Assets and Liabilities at April 30, 2009 and October 31, 2008.                                                       5

Statements of Operations for the six months ended April 30, 2009 and April 30, 2008.                                               6

Statements of Operations for the three months ended April 30, 2009 and April 30, 2008.                                             7

Statements of Changes in Net Assets for the six months ended April 30, 2009 and April 30, 2008.                                    8

Statements of Cash Flows for the six months ended April 30, 2009 and April 30, 2008.                                               9

Financial Highlights for the six months ended April 30, 2009 and fiscal years then ended October 31, 2008, 2007, 2006, and 2005.  10

Notes to Financial Statements.                                                                                                    11

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)


  PRINCIPAL                                                  ACQUISITION                   FAIR VALUE      % OF NET      PER SHARE
AMOUNT/SHARES                                                  DATE ##         COST          (NOTE 1)    ASSETS ****   FAIR VALUE ##
-------------                                                -----------   ------------   ------------   -----------   -------------

              PRIVATE COMPANIES ***
                                      COMMON STOCK #
                                      OPTICAL @
 10,615,593   OpVista, Inc.                                  06/06-10/08   $ 15,393,312   $         --       0.00%         $0.00
                                                                           ------------   ------------   -----------
                                                                             15,393,312             --       0.00%
                                                                           ------------   ------------   -----------

                                      MEDICAL TECHNOLOGY
      7,882   Recorders and Medicare Systems (P) Ltd. *         12/08           382,623             --       0.00%         $0.00
                                                                           ------------   ------------   -----------
                                                                                382,623             --       0.00%
                                                                           ------------   ------------   -----------

                                                                           ------------   ------------   -----------
              TOTAL COMMON STOCK - PRIVATE COMPANIES                         15,775,935             --       0.00%
                                                                           ------------   ------------   -----------

                                      PREFERRED STOCKS #
                                      ENTERPRISE SOFTWARE
  4,542,763   SOA Software, Inc., Series F Junior **            05/08         5,681,135             --       0.00%         $0.00
                                                                           ------------   ------------   -----------
                                                                              5,681,135             --       0.00%
                                                                           ------------   ------------   -----------
                                      LIFE SCIENCES
  1,999,999   Archemix Corporation, Series A                 08/02-11/03      1,999,999      1,999,999       5.56%         $1.00
    700,000   Archemix Corporation, Series B                 03/04-12/05        700,000        700,000       1.95%         $1.00
                                                                           ------------   ------------   -----------
                                                                              2,699,999      2,699,999       7.51%
                                                                           ------------   ------------   -----------
                                      WIRELESS @
  4,433,333   Ethertronics, Inc. Series B                    06/01-05/04      6,650,000      6,650,000      18.50%         $1.50
  1,697,957   Ethertronics, Inc. Series C                    05/05-04/07      2,546,936      2,546,936       7.08%         $1.50
    758,542   Ethertronics, Inc. Series D                        3/09         1,137,813      1,137,813       3.16%         $1.50
                                                                           ------------   ------------   -----------
                                                                             10,334,749     10,334,749      28.74%
                                                                           ------------   ------------   -----------

                                                                           ------------   ------------   -----------
              TOTAL PREFERRED STOCKS - PRIVATE COMPANIES                     18,715,883     13,034,748      36.25%
                                                                           ------------   ------------   -----------

                                      WARRANTS #, @
                                      WIRELESS
    271,248   Ethertronics, Inc. Series C
                 (expiration date 03/10)                     05/05-04/07             --             --       0.00%         $0.00
                                                                           ------------   ------------   -----------

                                      OPTICAL
    675,313   OpVista, Inc., Series CC
                 (expire 10/12 exercisable at
                 $0.20 per share)                               10/07               675             --       0.00%         $0.00
                                                                           ------------   ------------   -----------
              TOTAL WARRANTS                                                        675             --       0.00%
                                                                           ------------   ------------   -----------

                                                                           ------------   ------------   -----------
              TOTAL - PRIVATE COMPANIES                                    $ 34,492,493   $ 13,034,748      36.25%
                                                                           ------------   ------------   -----------






   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS APRIL 30, 2009 (UNAUDITED)


   PERCENT                                                   ACQUISITION                                 FAIR VALUE      % OF NET
   OWNED &                                                     DATE ##      COMMITMENT        COST        (NOTE 1)      ASSETS ****
-------------                                                -----------   ------------   ------------   -----------    ------------

              PRIVATE INVESTMENT FUNDS ***, #
    0.38%     Advanced Technology Ventures VII, L.P.
                 (Note 8)                                    08/01-12/08   $  2,700,000   $  1,920,404   $  1,985,989       5.52%
    1.53%     Burrill Life Sciences Capital Fund             12/02-12/08      3,000,000      2,360,535      1,450,289       4.03%
    1.34%     CHL Medical Partners II, L.P.                  01/02-12/08      2,000,000      1,591,857      1,207,971       3.36%
    1.03%     CMEA Ventures VI, L.P. (Note 8)                12/03-01/09      3,000,000      2,493,017      2,912,012       8.10%
    0.37%     Morgenthaler Partners VII, L.P.                07/01-10/07      3,000,000      1,883,167      1,420,538       3.95%
    0.59%     Prospect Venture Partners II, L.P.             06/01-04/09      3,000,000      1,070,073      1,186,017       3.30%
    1.03%     Sevin Rosen Fund IX, L.P.                      10/04-04/09      3,000,000      1,791,609      1,681,683       4.68%
    2.36%     Tallwood II, L.P.                              12/02-05/08      3,000,000      2,890,443      1,263,771       3.51%
    1.70%     Valhalla Partners, L.P.                        10/03-04/09      3,000,000      1,699,705      1,643,436       4.57%
                                                                           ------------   ------------   ------------     -------
              TOTAL PRIVATE INVESTMENT FUNDS                                 25,700,000     17,700,810     14,751,706      41.02%
                                                                           ------------   ------------   ------------     -------

   SHARES     INVESTMENT COMPANY
------------
   984,128     Dreyfus Government Cash Management Fund
                 Institutional Shares                                                          984,128        984,128       2.74%
                                                                           ------------   ------------   ------------     -------
                                      TOTAL INVESTMENTS                    $ 25,700,000   $ 53,177,431     28,770,582      80.01%
                                                                           ============   ============
                                      OTHER ASSETS & LIABILITIES (NET)                                      7,187,370      19.99%
                                                                                                         ------------     -------
                                                NET ASSETS                                               $ 35,957,952     100.00%
                                                                                                         ============     =======

*    Tensys Medical, Inc. merged with Recorders and Medicare Systems (P) Ltd. on December 19, 2008 and Recorders and Medicare
     Systems (P) Ltd. is based in India.
**   LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008. Shares of 4,542,763 include 4,088,487 shares held by the
     Company and 454,276 shares held in escrow for the benefit of the Company.
***  Restricted as to public resale and illiquid securities or investments. Total cost of restricted and illiquid securities or investments at April 30, 2009 was $52,193,303. Total fair value of restricted and illiquid securities or investments owned at
     April 30, 2009 was $27,786,454 or 77.27% of net assets.
**** Calculated as fair value divided by the Company's Net Assets.
@    At January 31, 2009, the Company owned 5% or more of the Private Company's outstanding shares thereby making the Private
     Company an affiliate as defined by the Investment Company Act of 1940, as amended, (the "Investment Company Act"). Total fair value of affiliated securities owned at April 30, 2009 (including investments in controlled affiliates) was $10,334,749 or
     28.74% of net assets.
#    Non-income producing securities.
##   Disclosure is for restricted securities only.
&    Represents capital balance of the Company's investment as a percentage of Private Investment Fund's total capital.









   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2008


  PRINCIPAL                                                                 ACQUISITION                   FAIR VALUE      % OF NET
AMOUNT/SHARES                                                                 DATE ##         COST         (NOTE 1)     ASSETS ****
-------------                                                               -----------   ------------   ------------   -----------

                 PRIVATE COMPANIES **
                                      COMMON STOCK #
                                      OPTICAL @
 10,615,593      OpVista, Inc.                                              06/06-10/08   $ 15,393,312   $         --       0.00%
                                                                                          ------------   ------------     -------
                 TOTAL COMMON STOCK - PRIVATE COMPANIES                                     15,393,312             --       0.00%
                                                                                          ------------   ------------     -------

                                      PREFERRED STOCKS #
                                      ENTERPRISE SOFTWARE
  4,542,763      SOA Software, Inc., Series F Junior *                         05/08         5,681,135             --       0.00%
                                                                                          ------------   ------------     -------
                                                                                             5,681,135             --       0.00%
                                                                                          ------------   ------------     -------
                                      LIFE SCIENCES
  1,999,999      Archemix Corporation, Series A                             08/02-11/03      1,999,999      1,629,629       4.05%
    700,000      Archemix Corporation, Series B                             03/04-12/05        700,000        570,371       1.42%
                                                                                          ------------   ------------     -------
                                                                                             2,699,999      2,200,000       5.47%
                                                                                          ------------   ------------     -------
                                      MEDICAL TECHNOLOGY @
  4,166,667      Tensys Medical, Inc., Series C                                03/02         5,000,000             --       0.00%
  1,187,500      Tensys Medical, Inc., Series D                                05/04         1,425,000             --       0.00%
    318,845      Tensys Medical, Inc., Series E                             07/06-12/07        382,623             --       0.00%
                                                                                          ------------   ------------     -------
                                                                                             6,807,623             --       0.00%
                                                                                          ------------   ------------     -------
                                      WIRELESS @
  4,433,333      Ethertronics, Inc. Series B                                06/01-05/04      6,650,000      6,650,000      16.51%
  1,697,957      Ethertronics, Inc. Series C                                05/05-04/07      2,546,937      2,546,937       6.32%
                                                                                          ------------   ------------     -------
                                                                                             9,196,937      9,196,937      22.83%
                                                                                          ------------   ------------     -------

                                                                                          ------------   ------------     -------
                 TOTAL PREFERRED STOCKS - PRIVATE COMPANIES                                 24,385,694     11,396,937      28.30%
                                                                                          ------------   ------------     -------

                                      WARRANTS #, @
                                      WIRELESS
    271,247      Ethertronics, Inc. Series C (expiration date 01/09)        05/05-07/06             --             --       0.00%
                                                                                          ------------   ------------     -------

                                      OPTICAL
    675,313      OpVista, Inc., Series CC (expiration date 10/12)              10/07               675             --       0.00%
                                                                                          ------------   ------------     -------
                 TOTAL WARRANTS                                                                    675             --       0.00%
                                                                                          ------------   ------------     -------

                                                                                          ------------   ------------     -------
                 TOTAL - PRIVATE COMPANIES                                                $ 39,779,681   $ 11,396,937      28.30%
                                                                                          ------------   ------------     -------











   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
PORTFOLIO OF INVESTMENTS OCTOBER 31, 2008

   PERCENT                                                                  ACQUISITION                   FAIR VALUE      % OF NET
   OWNED &                                                                    DATE ##         COST         (NOTE 1)      ASSETS ****
-------------                                                               -----------   ------------   -----------    ------------

                 PRIVATE INVESTMENT FUNDS **, #
    0.37%        Advanced Technology Ventures VII, L.P.                     08/01-07/08   $  1,852,904   $  1,995,953       4.96%
    1.55%        Burrill Life Sciences Capital Fund                         12/02-05/08      2,077,902      1,648,795       4.09%
    1.34%        CHL Medical Partners II, L.P.                              01/02-03/08      1,571,857      1,471,494       3.65%
    1.02%        CMEA Ventures VI, L.P.                                     12/03-06/08      2,193,017      2,816,599       6.99%
    0.34%        Morgenthaler Partners VII, L.P.                            07/01-10/07      1,883,167      1,770,123       4.39%
    0.57%        Prospect Venture Partners II, L.P.                         06/01-03/08      1,408,668      1,575,441       3.91%
    0.97%        Sevin Rosen Fund IX, L.P.                                  10/04-07/08      1,626,609      1,706,890       4.24%
    2.36%        Tallwood II, L.P.                                          12/02-05/08      2,890,443      2,020,019       5.02%
    1.64%        Valhalla Partners, L.P.                                    10/03-07/08      2,074,224      2,412,053       5.99%
                                                                                          ------------   ------------     -------
                 TOTAL PRIVATE INVESTMENT FUNDS                                             17,578,791     17,417,367      43.24%
                                                                                          ------------   ------------     -------

   SHARES        INVESTMENT COMPANY
-------------
  984,128        Dreyfus Government Cash Management Fund Institutional Shares                  984,128        984,128       2.44%
                                                                                          ------------   ------------     -------
                                      TOTAL INVESTMENTS                                   $ 58,342,600     29,798,432      73.98%
                                                                                          ------------
                                      OTHER ASSETS & LIABILITIES (NET)                                     10,480,576      26.02%
                                                                                                         ------------     -------
                                                 NET ASSETS                                              $ 40,279,008     100.00%
                                                                                                         ============     =======

*    LogicLibrary, Inc. merged with SOA Software, Inc. on May 1, 2008. Shares of 4,542,763 include 4,088,487 shares held by the
     Company and 454,276 shares held in escrow for the benefit of the Company.
**   Restricted as to public resale and illiquid securities. Total cost of restricted and illiquid securities at October 31, 2008 was $57,358,472. Total fair value of restricted and illiquid securities owned at October 31, 2008 was $28,814,304 or 71.54% of net assets.
***  Calculated as fair value divided by the Company's Net Assets.
@    At October 31, 2008, the Company owned 5% or more of the Private Company's outstanding shares thereby making the Private
     Company an affiliate as defined by the Investment Company Act of 1940, as amended, (the "Investment Company Act"). Total fair value of affiliated securities owned at October 31, 2008 (including investments in controlled affiliates) was $9,196,937 or
     22.83% of Net Assets.
#    Non-income producing securities.
##   Disclosure is for restricted securities only.
&    Represents fair value of the Company's investment as a percentage of Private Investment Fund's total capital.











   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
Statements of Assets and Liabilities (Unaudited)

ASSETS:                                                                                      APRIL 30, 2009       OCTOBER 31, 2008
                                                                                            ----------------     ------------------
  Unaffiliated Issuers at fair value (Cost $27,448,695 and $21,262,919, respectively)         $ 18,435,833          $ 20,601,495
  Non-Controlled Affiliated Issuers at fair value (Cost $25,728,736 and
     $37,079,681, respectively)                                                                 10,334,749             9,196,937
                                                                                              ------------          ------------
  Investments, at fair value (Cost $53,177,431 and $58,342,600, respectively) (Note 2)          28,770,582            29,798,432
  Cash and cash equivalents (Note 2)                                                             7,530,089            10,693,165
  Restricted cash (Note 2)                                                                           2,341               131,617
  Interest and dividends receivable                                                                    596                 9,681
  Prepaid insurance                                                                                 15,395                   470
                                                                                              ------------          ------------
        TOTAL ASSETS                                                                            36,319,003            40,633,365
                                                                                              ------------          ------------

LIABILITIES:
  Management fees payable (Note 3)                                                                  87,893               101,503
  Audit fees payable                                                                                54,250                56,750
  Legal fees payable                                                                                46,849               103,142
  Tax preparation fees payable                                                                     105,206                32,365
  Board of Managers' fees payable (Note 3)                                                          39,500                19,500
  Administration fees payable (Note 3)                                                              19,167                19,167
  Custody fees payable (Note 3)                                                                      2,909                 4,233
  Other payables                                                                                     5,277                17,697
                                                                                              ------------          ------------
        TOTAL LIABILITIES                                                                          361,051               354,357
                                                                                              ------------          ------------
NET ASSETS                                                                                    $ 35,957,952          $ 40,279,008
                                                                                              ============          ============

NET ASSETS CONSIST OF:
  Members' Contributions *                                                                    $146,136,782          $146,136,782
  Members' Distributions                                                                       (42,212,132)          (40,736,082)
  Inception-to-date realized (loss) and net investment (loss)                                  (43,559,849)          (36,577,523)
  Accumulated unrealized (depreciation) on investments                                         (24,406,849)          (28,544,169)
                                                                                              ------------          ------------
TOTAL NET ASSETS                                                                              $ 35,957,952          $ 40,279,008
                                                                                              ============          ============

Units of Membership Interest Outstanding
  (Unlimited number of no par value units authorized)                                              295,210               295,210
                                                                                              ============          ============
NET ASSET VALUE PER UNIT                                                                      $     121.80          $     136.44
                                                                                              ============          ============


* Members' Contributions consist of contributions from Members net of offering costs charged to Members.








   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                                        SIX MONTHS ENDED APRIL 30,
                                                                                ---------------------------------------
                                                                                      2009                   2008
                                                                                ----------------       ----------------
INVESTMENT INCOME:
        Interest income from unaffiliated investments (1)                         $      6,744           $    183,513
        Interest income from affiliated investments (Note 6)                                --                  9,518
        Dividend income from unaffiliated investments                                    3,143                 17,831
                                                                                  ------------           ------------
                 TOTAL INVESTMENT INCOME                                                 9,887                210,862
                                                                                  ------------           ------------

EXPENSES:
        Management Investment Adviser fees (Note 3)                                    184,855                337,795
        Legal fees                                                                      95,905                 81,990
        Audit fees                                                                      62,750                 71,765
        Administration fees (Note 3)                                                    57,500                 57,500
        Board of Managers' fees (Note 3)                                                46,000                 46,000
        Tax preparation fees                                                            72,841                 19,133
        Custodian fees (Note 3)                                                         11,884                 14,633
        Other expenses                                                                  15,380                 34,819
                                                                                  ------------           ------------
                 TOTAL EXPENSES                                                        547,115                663,635
                                                                                  ------------           ------------
NET INVESTMENT (LOSS)                                                                 (537,228)              (452,773)
                                                                                  ------------           ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (NOTE 2)
Net realized (loss) on affiliated investments                                       (6,445,098)            (5,026,357)
Net realized gain on unaffiliated investments                                               --              2,362,690
Net decrease/(increase) in unrealized depreciation on investments                    4,137,320             (4,992,869)
                                                                                  ------------           ------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                                   (2,307,778)            (7,656,536)
                                                                                  ------------           ------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $ (2,845,006)          $ (8,109,309)
                                                                                  ============           ============

Weighted average units outstanding                                                $    295,210           $    295,210
                                                                                  ============           ============
Net (decrease) in net assets resulting from operations per unit                   $      (9.64)          $     (27.47)
                                                                                  ============           ============

(1) Includes interest from short-term investments.









   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
STATEMENTS OF OPERATIONS (UNAUDITED)

                                                                                      THREE MONTHS ENDED APRIL 30,
                                                                                ---------------------------------------
                                                                                      2009                   2008
                                                                                ----------------       ----------------
INVESTMENT INCOME:
        Interest income from unaffiliated investments (1)                         $      1,230           $     68,066
        Interest income from affiliated investments (Note 6)                                --                     71
        Dividend income from unaffiliated investments                                      901                  7,358
                                                                                  ------------           ------------
                 TOTAL INVESTMENT INCOME                                                 2,131                 75,495
                                                                                  ------------           ------------

EXPENSES:
        Management Investment Adviser fees (Note 3)                                     87,893                148,922
        Legal fees                                                                      64,600                 45,990
        Audit fees                                                                      28,000                 34,125
        Administration fees (Note 3)                                                    28,750                 28,750
        Board of Managers' fees (Note 3)                                                23,000                 24,000
        Tax preparation fees                                                            63,581                  9,167
        Custodian fees (Note 3)                                                          6,536                  7,133
        Other expenses                                                                  14,381                 19,585
                                                                                  ------------           ------------
                 TOTAL EXPENSES                                                        316,741                317,672
                                                                                  ------------           ------------
NET INVESTMENT (LOSS)                                                                 (314,610)              (242,177)
                                                                                  ------------           ------------

NET REALIZED AND UNREALIZED GAIN/(LOSS) ON INVESTMENTS: (NOTE 2)
        Net realized (loss) on affiliated investments                                       --                (21,269)
        Net realized gain on unaffiliated investments                                       --              2,568,570
        Net (increase) in unrealized depreciation on investments                      (623,143)           (13,021,833)
                                                                                  ------------           ------------
NET REALIZED AND UNREALIZED (LOSS) ON INVESTMENTS                                     (623,143)           (10,474,532)
                                                                                  ------------           ------------
NET (DECREASE) IN NET ASSETS RESULTING FROM OPERATIONS                            $   (937,753)          $(10,716,709)
                                                                                  ============           ============

Weighted average units outstanding                                                $    295,210           $    295,210
                                                                                  ============           ============
Net (decrease) in net assets resulting from operations                            $      (3.18)          $     (36.30)
                                                                                  ============           ============

(1) Includes interest from short-term investments.








   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
STATEMENTS OF CHANGES IN NET ASSETS (UNAUDITED)

                                                                                     SIX MONTHS ENDED APRIL 30,
                                                                                -------------------------------------
                                                                                     2009                   2008
                                                                                --------------         --------------
OPERATIONS:
     Net investment (loss)                                                       $    (537,228)        $    (452,773)
     Net realized (loss) on investments                                             (6,445,098)           (2,663,667)
     Net decrease/(increase) in unrealized depreciation on investments               4,137,320            (4,992,869)
                                                                                 -------------         -------------
           Net (decrease) in net assets resulting from operations                   (2,845,006)           (8,109,309)
                                                                                 -------------         -------------

DISTRIBUTIONS TO MEMBERS:
     Distributions to Members                                                       (1,476,050)           (3,985,335)
                                                                                 -------------         -------------
           Total Distributions                                                      (1,476,050)           (3,985,335)
                                                                                 -------------         -------------
     Net (decrease) in net assets                                                   (4,321,056)          (12,094,644)
                                                                                 -------------         -------------

NET ASSETS:
     Beginning of period                                                            40,279,008            72,342,199
                                                                                 -------------         -------------
     End of period                                                               $  35,957,952         $  60,247,555
                                                                                 =============         =============








   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
STATEMENTS OF CASH FLOWS (UNAUDITED)

                                                                                               SIX MONTHS ENDED APRIL 30,
                                                                                               2009                 2008
                                                                                           ------------         ------------
CASH FLOWS FROM OPERATING ACTIVITIES:
    Net (decrease) in net assets resulting from operations                                 $ (2,845,006)        $ (8,109,309)
    Adjustments to reconcile net (decrease) in net assets resulting from operations to net cash (used in)/provided by operating activities:
    Net (decrease)/increase in unrealized depreciation on investments                        (4,137,320)           4,992,869
    Purchase of investments                                                                  (2,055,187)          (1,905,199)
    Proceeds received from the sale of investments and
      distributions received from Private Investment Funds                                      775,259            4,760,914
    Decrease in receivables from sale of investments                                                 --            2,275,482
    Net realized loss on investments                                                          6,445,098            2,663,667
    Proceeds from short-term investments maturing, net                                               --           10,383,731
    Decrease/(increase) in restricted cash                                                      129,276             (508,573)
    Decrease/(increase) in interest and dividends receivable                                      9,085              (16,963)
    (Increase) in prepaid insurance                                                             (14,925)             (12,601)
    Increase in tax preparation fees payable                                                     72,841                   --
    (Decrease) in legal fees payable                                                            (56,293)             (35,054)
    Increase in Board of Managers' fees payable                                                  20,000               18,000
    (Decrease) in management fees payable                                                       (13,610)             (33,879)
    (Decrease) in audit fees payable                                                             (2,500)             (14,295)
    (Decrease) in custody fees payable                                                           (1,324)             (12,496)
    (Decrease) in deferred income                                                                    --             (172,540)
    (Decrease) in administration fees payable                                                        --               (9,583)
    (Decrease) in other payables                                                                (12,420)              (2,782)
                                                                                           ------------         ------------
    Net cash (used in)/provided by operating activities                                      (1,687,026)          14,261,389
                                                                                           ------------         ------------

CASH FLOWS FOR FINANCING ACTIVITIES
    Cash distributions to Members                                                            (1,476,050)          (3,985,335)
                                                                                           ------------         ------------
    Net cash (used in) financing activities                                                  (1,476,050)          (3,985,335)
                                                                                           ------------         ------------
    Net (decrease)/increase in cash                                                          (3,163,076)          10,276,054
                                                                                           ------------         ------------

       CASH AND CASH EQUIVALENTS AT BEGINNING OF PERIOD                                      10,693,165               26,240
                                                                                           ------------         ------------
       CASH AND CASH EQUIVALENTS AT END OF PERIOD                                          $  7,530,089         $ 10,302,294
                                                                                           ============         ============

SUPPLEMENTAL INFORMATION
    Non-cash distributions received from Private Investment Funds                          $         --         $    563,864
                                                                                           ============         ============



   The accompanying notes are an integral part of these Financial Statements.

EXCELSIOR VENTURE PARTNERS III, LLC
FINANCIAL HIGHLIGHTS (UNAUDITED)

PER UNIT OPERATING PERFORMANCE: (1)

                                                                SIX MONTHS
                                                                   ENDED              FOR THE YEARS THEN ENDED OCTOBER 31,
                                                                 APRIL 30,   -----------------------------------------------------
                                                                   2009        2008           2007           2006           2005
                                                                ----------   --------       --------       --------       --------


NET ASSET VALUE, BEGINNING OF PERIOD                             $ 136.44    $ 245.05       $ 255.96       $ 316.21       $ 393.21
INCOME FROM INVESTMENT OPERATIONS:
Net investment (loss)                                               (1.82)      (3.35)         (2.08)         (2.16)         (4.44)
Net realized and unrealized (loss)/gain on investments              (7.82)     (33.76)         19.17         (58.09)        (35.72)
                                                                 --------    --------       --------       --------       --------
Net (decrease)/increase in net assets resulting from operations     (9.64)     (37.11)         17.09         (60.25)        (40.16)
                                                                 --------    --------       --------       --------       --------

Total Distributions to Members                                      (5.00)     (71.50)        (28.00)            --         (36.84)
                                                                 --------    --------       --------       --------       --------
NET ASSET VALUE, END OF PERIOD                                   $ 121.80    $ 136.44       $ 245.05       $ 255.96       $ 316.21
                                                                 ========    ========       ========       ========       ========

TOTAL NET ASSET VALUE RETURN (2), (5)                               (7.06)%    (15.41)%         7.84%        (19.05)%       (11.24)%

RATIOS AND SUPPLEMENTAL DATA (3)
Net Assets, End of Period (000's)                                $ 35,958    $ 40,279       $ 72,342       $ 75,562       $ 93,349
Ratios to Average Net Assets: (4)
Gross expenses                                                       2.84%       2.11%          1.91%          2.18%          2.45%
Net expenses                                                         2.84%       2.11%          1.91%          2.18%          2.45%
Net investment (loss)                                               (2.79)%     (1.49)%        (0.88)%        (0.74)%        (1.23)%
Portfolio Turnover Rate (5), (6)                                     2.79%       7.91%         12.37%          4.00%         24.00%


(1)  Selected data for a unit of membership interest outstanding throughout each period.
(2)  Total investment value return based on per unit net asset value reflects the effects of changes in net asset value based on the performance of the Company during the period, and assumes dividends and distributions, if any, were reinvested. The Company's units were issued in a private placement and are not traded. Therefore, the market value of total investment return is not presented. For the period ended October 31, 2008, the impact on the Company's total net asset value return of a voluntary reimbursement by BACA (as defined) for the matter discussed in Note 3 is 0.39%. Excluding this item, total net asset value return would have been (15.80)% for the period ended October 31, 2008.
(3)  Income and expense ratios do not reflect the Company's proportionate share of net investment income/(loss) and expenses, including any performance-based fees, of the Private Investment Funds. The Private Investment Funds expense ratios have been obtained from their audited financial statements for the period ended December 31, 2008, but are unaudited information in these
     Financial Statements. The range for these ratios is given below:

        PRIVATE INVESTMENT FUNDS' RATIOS                                  RATIO RANGE
        --------------------------------                                  -----------
        Expense excluding incentive carried interest                       1.99% - 4.10%
        Incentive Carried interest                                       (3.80)% - 0.04%
        Expenses plus incentive carried interest                           0.30% - 3.85%

     The Private Investment Funds management fees range from 2.00% to 2.50% on committed capital during the initial investment period and typically decrease over time as the Private Investment Funds seek to exit investments. The Private Investment Funds incentive fees range from 20% to 25% of profit generated by the Private Investment Funds.
(4)  Annualized for a period less than a year.
(5)  Not annualized for a period less than a year.
(6)  Distributions received from Private Investment Funds are included in the portfolio turnover rate.







   The accompanying notes are an integral part of these Financial Statements.

                       EXCELSIOR VENTURE PARTNERS III, LLC

                         NOTES TO FINANCIAL STATEMENTS

                                 APRIL 30, 2009

NOTE 1 -- ORGANIZATION

     Excelsior Venture Partners III, LLC (the "Company") is a non-diversified, closed-end management investment company which has elected to be treated as a business development company or "BDC" under the Investment Company Act. The Company was established as a Delaware limited liability company on February 18, 2000. The Company commenced operations on April 5, 2001. The duration of the Company is ten years (subject to two 2-year extensions) from the final subscription closing which occurred on May 11, 2001, at which time the affairs of the Company will be wound up and its assets distributed pro rata to members of the Company ("Members") as soon as is practicable.

     As a BDC, the Company must be primarily engaged in the business of furnishing capital and making available managerial assistance to companies that generally do not have ready access to capital through conventional financial channels. The Company's investment objective is to achieve long-term capital appreciation primarily by investing in domestic venture capital and other private companies and, to a lesser extent, domestic and international private funds, negotiated private investments in public companies and international direct investments that the Investment Adviser believes offer significant long-term capital appreciation. Venture capital and private investment companies are companies in which the equity is closely held by company founders, management and/or a limited number of institutional investors. The Company generally does not have the right to demand that such equity securities be registered.

NOTE 2 -- SIGNIFICANT ACCOUNTING POLICIES

     A.   BASIS OF PRESENTATION AND USE OF ESTIMATES:

          The following is a summary of the Company's significant accounting policies. Such policies are in conformity with U.S. generally accepted accounting principles for investment companies and are consistently followed in the preparation of the financial statements. U.S. generally accepted accounting principles require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from these estimates.

     B.   CASH AND CASH EQUIVALENTS:

          Cash and cash equivalents consist of deposits with PNC Bank, N.A. All highly liquid investments are listed separately on the Portfolio of Investments.

     C.   RESTRICTED CASH:

          Restricted cash, if any, consists of proceeds from the sales of investments held by counterparties as collateral for certain contingent claims for a specified period of time.

     D.   INVESTMENT VALUATION:

          The Company values portfolio securities quarterly and at such other times as, in the Company's Board of Managers' view, circumstances warrant. Securities for which market quotations are readily available generally will be valued at the last sale price on the date of valuation or, if no sale occurred, at the mean of the latest bid and ask prices; provided that, as to such securities that may have legal, contractual or practical restrictions on transfer, a discount from the public market price may be applied.

          Securities for which no public market exists and other assets will be valued at fair value as determined in good faith by the Investment Adviser (as defined below) or a committee of the Board of Managers (the "Valuation Committee") or both under the supervision of the Board of Managers pursuant to certain valuation procedures summarized below. Securities having remaining maturities of 60 days or less from the date of purchase are valued at amortized cost.

          The value for securities for which no public market exists is difficult to determine. Generally, such investments will be valued on a
     "going concern" basis and in conformity with U.S. generally accepted accounting principles. Accordingly, the fair value measurement is determined based on the estimated price a seller would receive in an orderly transaction at the measurement date. For venture capital companies there are a range of values that is reasonable for such investments at any particular time. Initially, direct investments are valued based upon their original cost as a proxy for the exit price absent any public market quote and until developments provide a sufficient basis for use of a valuation method other than cost. Upon the occurrence of developments providing a sufficient basis for a change in valuation, direct investments will be valued by the "private market" or the "last round of financing" as a method of valuation. The private market method shall only be used with respect to reliable third party transactions by sophisticated, independent investors. Other valuation methods that may use factors affecting the investee company such as earnings, net worth, reliable private sale prices of the investee company's securities, the market prices for similar securities of comparable companies, an assessment of the investee company's future prospects or, if appropriate, liquidation values also may provide a basis for a change in valuation. The values for the investments referred to in this paragraph will be estimated regularly by the Investment Adviser (as defined below) or the Valuation Committee under the supervision of the Board of Managers and, in any event, not less frequently than quarterly. However, there can be no assurance that such value will represent the
     return  that  might   ultimately  be  realized  by  the  Company  from  the
     investments.

          The Company's investments are reported at fair value in accordance with FAS 157, which is defined below. The Board and Valuation Committee have approved procedures pursuant to which the Company values its investments in Private Investment Funds, subject to the review and supervision of the Board and Valuation Committee. In accordance with these procedures, fair value of investments in the Private Investment Funds takes into consideration information reasonably available at the time the valuation is made and other factors that the Board and Valuation Committee deems pertinent. Generally, the Board and Valuation Committee will use valuations reported to the Company by the managers of these Private Investment Funds as an input, and the Company, Board or Valuation Committee may reasonably determine that additional factors should be considered that were not reflected. The value of the Company's investments determined using the Company's procedures may differ from the value reported by the manager of the Private Investment Funds. Because of the inherent uncertainty of valuations, however, estimated values may differ significantly from the values that would have been used had a ready market for the investments existed, and the differences could be material.

          At April 30, 2009 and October 31, 2008, market quotations were not readily available for the Company's portfolio of securities valued at $27,786,454 or 77.27% of net assets and $28,814,304 or 71.54% of net assets, respectively. Such securities were valued by the Investment Adviser, under the supervision of the Board of Managers. Because of the inherent uncertainty of valuation, the estimated values may differ significantly from the values that would have been used had a ready market for the securities existed, and the differences could be material.

          SFAS No. 157 "Fair Value Measurements" ("FAS 157") establishes a fair value hierarchy that prioritizes the inputs to valuation techniques used to measure fair value. The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (level 1 measurements) and the lowest priority to unobservable inputs (level 3 measurements). The three levels of the fair value hierarchy under FAS 157 are as follows:

          o Level 1 Inputs that reflect unadjusted quoted prices in active markets for identical assets or liabilities that the Fund has the ability to access at the measurement date;

          o Level 2 Inputs other than quoted prices that are observable for the asset or liability either directly or indirectly, including inputs in markets that are not considered to be active;

          o    Level 3 Inputs that are unobservable.


          Inputs broadly refer to the assumptions that market participants use to make valuation decisions, including assumptions about risk. The Company generally uses the capital balance reported by the Private Investment Funds as the primary input in its valuation; however, adjustments to the reported capital balance may be made based on various factors, including, but not limited to, the attributes of the interest held, including the rights and obligations, any restrictions or illiquidity on such interests, any potential clawbacks by the Private Investment Funds and the fair value of the Private Investment Fund's investment portfolio or other assets and liabilities.

          An individual Private Investment Fund's level within the fair value hierarchy is based on the lowest level of any input that is significant to the fair value measurement. However, the determination of what constitutes "observable" requires significant judgment by the Company, Board and Valuation Committee. The Company, Board and Valuation Committee considers observable data to be that market data which is readily available, regularly distributed or updated, reliable and verifiable, not proprietary, provided by multiple, independent sources that are actively involved in the relevant market. The categorization of the Private Investment Fund within the hierarchy is based upon the pricing transparency of that Private Investment Fund and does not necessarily correspond to the Company's perceived risk of that Private Investment Fund.

          Substantially all of the Company's investments in the Private Investment Funds have been classified within level 3, and the Company generally does not hold any investments that could be classified as level 1 or level 2, as observable prices are typically not available. The Private Investment Funds generally do not provide redemption options for investors and, subsequent to final closing, do not permit subscriptions by new or existing investors. Accordingly, the Company generally holds interests in such Private Investment Funds for which there is no active market. These interests, in the absence of a recent and relevant secondary market transaction, are generally classified as level 3. Assumptions used by the Company, Board or Valuation Committee due to the lack of observable inputs may significantly impact the resulting fair value and, therefore, the Company's results of operations.

          The following table presents the investments carried on the Statement of Net Assets by level within the valuation hierarchy as of April 30, 2009.

                                                                                       PRICES, INPUTS OR MODELING
                                        UNADJUSTED QUOTED     QUOTED PRICES WHICH       TECHNIQUES THAT ARE BOTH
                                        PRICES IN ACTIVE      ARE NOT ACTIVE, OR     SIGNIFICANT TO THE FAIR VALUE
                                      MARKETS FOR IDENTICAL     INPUTS THAT ARE            MEASUREMENT AND
                                      SECURITIES (LEVEL 1)    OBSERVABLE (LEVEL 2)      UNOBSERVABLE (LEVEL 3)            TOTAL
                                      ---------------------   --------------------   -----------------------------   ---------------

ASSETS:
Investments in Private Companies             $      --            $     --                  $ 13,034,748              $ 13,034,748
Investments in Private Investment Funds             --                  --                    14,751,706                14,751,706
Investment in Investment Company               984,128                  --                            --                   984,128
Other Investments*                                  --                  --                            --                        --
                                             ---------            --------                  ------------              ------------
TOTALS                                       $ 984,128            $     --                  $ 27,786,454              $ 28,770,582
                                             =========            ========                  ============              ============
LIABILITIES:
Investments in Securities                    $      --            $     --                  $         --              $         --
Other Investments*                                  --                  --                            --                        --
                                             ---------            --------                  ------------              ------------
TOTALS                                       $      --            $     --                  $         --              $         --
                                             =========            ========                  ============              ============

* Other investments are derivative instruments, such as futures, forwards, written options and swap contracts.

          The following table includes a roll-forward of the amounts for the period ended April 30, 2009 for investments classified within level 3. The classification of an investment within level 3 is based upon the significance of the unobservable inputs to the overall fair value measurement.

                                                                PRICES, INPUTS OR MODELING TECHNIQUES THAT
                                                                  ARE BOTH SIGNIFICANT TO THE FAIR VALUE
                                                                  MEASUREMENT AND UNOBSERVABLE (LEVEL 3)
                                                                ------------------------------------------
     BALANCES AS OF OCTOBER 31, 2008                                          $ 28,814,304
     Net realized (loss) on investments                                         (6,445,098)
     Net decrease in unrealized depreciation on investments                      4,137,320
     Net purchases/(sales proceeds)                                              1,279,928
     Net transfers in and out of Level 3**                                              --
                                                                              ------------
     BALANCES AS OF APRIL 30, 2009                                            $ 27,786,454
                                                                              ============

     **  Transfers in and out of Level 3 are valued at the beginning of the period value.

          The unrealized gains (losses) in the table above are reflected in the accompanying Statement of Operations. Net unrealized gains (losses) relate to investments held by the Company at April 30, 2009.

     E.   SECURITY TRANSACTIONS AND INVESTMENT INCOME:

     PRIVATE AND PUBLIC COMPANIES

          Security transactions are recorded on a trade date basis or in the case of private investments or securities transactions are recorded when the Company has a legal and enforceable right to demand payment. Realized gains and losses on investments sold are recorded on the basis of identified cost. Interest income, adjusted for amortization of premiums and discounts, is recorded on the accrual basis. Dividend income is recorded on the ex-dividend date.

     PRIVATE INVESTMENT FUNDS

          Distributions of cash or in-kind securities from the Private Investment Funds are recorded at fair value as a return of capital to reduce the cost basis of the Private Investment Funds. In-kind securities received from the Private Investment Funds are recorded at fair value. Distributions are recorded when they are received from the Private Investment Funds as there are no redemption rights with respect to the Private Investment Funds. Contributions to Private Investment Funds are recorded when there is a legal and enforceable right to demand payment by the Private Investment Fund and serve to increase the cost basis.

     F.   EXPENSES:

          The Company records expenses on an accrual basis. Such accruals require management to make estimates and assumptions that affect the reported amounts, which is consistent with U.S. generally accepted accounting principles.

     G.   INCOME TAXES:

          Under current law and based on certain assumptions and representations, the Company intends to be treated as a partnership for federal, state and local income tax purposes. By reason of this treatment, the Company will itself not be subject to income tax. Rather, Members, in computing income tax, will include their allocable share of the Company's income, gain, loss, deduction and expense. There were neither liabilities nor deferred tax assets relating to uncertain income tax positions taken or expected to be taken on the tax return as of December 31, 2008.

          The cost of the Private Investment Funds for federal tax purposes is based on amounts reported to the Company on Schedule K-1 from the Private Investment Funds. As of April 30, 2009, the Company has not received information to determine the tax cost of the Private Investment Funds. At December 31, 2008 and December 31, 2007, the Private Investment Funds had a cost basis for tax purposes of $14,677,567 and $13,695,895, respectively. After adjusting the tax cost for purchases and sales for the period between December 31, 2008 and April 30, 2009, the adjusted cost for tax purposes is $15,279,656. This results in net unrealized depreciation for tax purposes on the Private Investment Funds of $527,950. The cost basis for federal tax purposes of the Company's other investments is $37,476,622, and those investments had net depreciation on a tax basis at April 30, 2009 of $24,441,874. The cost basis for federal tax purposes of the Company's other investments at October 31, 2008, was $42,763,809, and those investments had net depreciation on a tax basis at October 31, 2008 of $31,366,872.

          Effective November 1, 2007, the Company adopted the Financial Accounting Standards Board ("FASB") FASB interpretation No. 48, "Accounting for Uncertainty in Income Taxes" ("FIN 48"). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Company's tax returns to determine whether the tax positions are "more-likely-than-not" of being sustained by the applicable tax authority. Tax positions not deemed to meet the "more-likely-than-not" threshold would be recorded as a tax benefit or expense in the current year. The Company has evaluated the application of FIN 48 and has determined that it does not have a material impact on the Company's financial statements. There are neither tax liabilities nor deferred tax assets relating to uncertain income tax positions taken or expected to be taken on the tax return for the year ended December 31, 2008. The statute of limitations on the Company's U.S. Federal tax returns remains open for the years ended December 31, 2005 through December 31, 2008. The statute of limitations on the Company's state and local tax returns may remain open for an additional year depending upon the jurisdiction.

NOTE 3 -- INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS

     Bank of America Capital Advisors LLC ("BACA" or the "Investment Adviser"), which has its principal offices at 100 Federal Street, Boston, MA 02110, serves as the investment adviser to the Company. BACA is a Delaware limited liability company which is registered as an investment adviser under the Investment Advisers Act of 1940, as amended (the "Advisers Act"). The Investment Adviser is an indirect wholly-owned subsidiary of, and controlled by, Bank of America Corporation ("Bank of America"), a bank holding and a financial holding company which has its principal executive offices at 101 North Tryon Street, Charlotte, North Carolina 28255.

     Prior to May 29, 2008, the Company's investment adviser was UST Advisers, Inc. ("USTA"). On May 29, 2008, BACA assumed the responsibilities of the investment adviser to the Company as a result of a transfer (the "Transfer") of USTA's rights and obligations under the Advisory Agreement (as defined below) between the Company and USTA dated July 1, 2007. The Transfer was approved by the Company's Board of Managers on March 11, 2008. This change was a product of corporate mergers resulting from the acquisition by Bank of America of U.S. Trust Corporation ("U.S. Trust Corp.") in July 2007. The Transfer of the Advisory Agreement from USTA to BACA did not change (i) the way the Company was managed, including the level of services provided, (ii) the team of investment professionals providing services to the Company, or (iii) the management and incentive fees paid by the Company.

     USTA, a Delaware corporation and registered investment adviser, had been an indirect wholly-owned subsidiary of, and controlled by, Bank of America, since July 1, 2007. Prior to that, USTA was an indirect subsidiary of U.S. Trust Corp., a registered financial holding company, which, in turn, was a wholly-owned subsidiary of The Charles Schwab Corporation. USTA assumed the duties of the investment adviser from the previous investment adviser to the Company, U.S. Trust Company, N.A. ("UST-NA"), which was acting through its registered investment advisory division, U.S. Trust Asset Management Division, on December 16, 2005. UST-NA had served as the investment adviser to the Company pursuant to an investment advisory agreement.

     Under that investment advisory agreement for the services provided, the Investment Adviser was entitled to receive a management fee at an annual rate equal to 2.00% of the Company's end of the quarter net assets through the fifth anniversary of the first closing date of April 5, 2001, and 1.00% of net assets thereafter.

     Prior to March 31, 2006 and pursuant to a sub-advisory agreement among the Company, UST-NA, and United States Trust Company of New York ("U.S. Trust NY"), U.S. Trust NY served as the investment sub-adviser to the Company and received an investment management fee from UST-NA and USTA. On March 31, 2006, U.S. Trust NY converted into a national bank named United States Trust Company, National Association ("U.S. Trust") and UST-NA merged into U.S. Trust, with U.S. Trust as the surviving entity. After the merger, U.S Trust, acting through its registered investment advisory division, U.S. Trust-New York Asset Management Division, was serving as the Investment Sub-Adviser to the Company pursuant to an investment sub-advisory agreement.

     On July 1, 2007, U.S. Trust Corp. and its subsidiaries, including USTA, were acquired by Bank of America (the "Sale"). USTA continued to serve as the Investment Adviser to the Company after the Sale (until May 29, 2008) pursuant to the advisory agreement (the "Advisory Agreement") that was approved at a special meeting of Members of the Company held on March 15, 2007. The Advisory Agreement was identical in all material respects except for the term and the date of effectiveness to the previous investment advisory agreement. The Investment Sub-Adviser ceased to serve as the investment sub-adviser to the Company after the Sale.

NOTE 3 -- INVESTMENT ADVISORY FEE, ADMINISTRATION FEE AND RELATED PARTY TRANSACTIONS (CONTINUED)

     On February 22, 2008, U.S. Trust merged into Bank of America, N.A. ("BANA"), an indirect wholly-owned subsidiary of Bank of America.

     As  of  April  30,  2009  and  October  31,  2008,  $87,893  and  $101,503,
respectively, were payable to BACA.

     On July 31, 2008, the Company received $268,999 from BACA as a reimbursement for fees associated with the sale of Genoptix, Inc. During the period, the Company, through its own internal controls, identified a potential violation of the Investment Company Act involving the sale of Genoptix, Inc. through an affiliate of USTA. BACA and its affiliate believe that the sale of Genoptix, Inc. in the initial public offering and secondary offering was at arms-length. However, to ensure the Company and its investors were made whole and in its fiduciary capacity as the Investment Adviser, BACA decided to reimburse the Company for the fees paid to its affiliate.

     In addition to the management fee, the Investment Adviser is entitled to allocations and distributions equal to the Incentive Carried Interest. The Incentive Carried Interest is an amount equal to 20% of the excess, if any, of the Company's cumulative realized capital gains on Direct Investments, over the sum of (a) cumulative realized capital losses on investments of any type (b) cumulative gross unrealized capital depreciation on investments of any type and
(c) cumulative net expenses. Direct Investments means Company investments in domestic and foreign companies in which the equity is closely held by company founders, management, and/or a limited number of institutional investors and negotiated private investments in public companies. As of April 30, 2009 and October 31, 2008, there was no Incentive Carried Interest earned by BACA.

     Pursuant to an Administration, Accounting and Investor Services Agreement, the Company retains PNC Global Investment Servicing ("PNCGIS") (formerly PFPC, Inc.), a majority-owned subsidiary of The PNC Financial Services Group, as administrator, accounting and investor services agent. In addition, PFPC Trust Company serves as the Company's custodian. In consideration for its services, the Company (i) pays PNCGIS a variable fee between 0.105% and 0.07%, based on average quarterly net assets, payable monthly, subject to a minimum quarterly fee of approximately $30,000, (ii) pays annual fees of approximately $37,000 for taxation services and (iii) reimburses PNCGIS for out-of-pocket expenses.

     Each member of the Board of Managers receives $10,000 as an annual retainer and the Chairman of the Board receives an additional $1,000 annual retainer. Also, each member of the Board receives $2,000 per quarterly meeting attended. In addition, each Board member receives $500 per quarterly telephonic meeting and $500 for any other telephonic special meeting. For each audit committee meeting attended, Board members receive $1,500, while the Chairman of the Audit Committee receives an additional $1,000 retainer. Each member of the Board is reimbursed for expenses incurred for attending meetings. No person who is an officer, manager or employee of Bank of America, or its subsidiaries, who serves as an officer, manager or employee of the Company, receives any compensation from the Company.

     As of April 30, 2009, and October 31, 2008, Excelsior Venture Investors III, LLC had an investment in the Company of $22,827,289 and $25,570,437, respectively. This represents an ownership interest of 63.48% in the Company as of both dates.

     Affiliates of the Investment Adviser may have banking, underwriting, lending, brokerage, or other business relationships with Private Investment Funds or direct investments in which the Company invests and with companies in which the Private Investment Funds invest.

NOTE 4 -- PURCHASES AND SALES OF SECURITIES

     Excluding short-term investments, the Company's purchases and proceeds received from the sale of investments and distributions received from Private Investment Funds for the six months ended April 30, 2009 and April 30, 2008 were as follows:


     SIX MONTHS ENDED APRIL 30,          PURCHASES ($)          PROCEEDS($)
     --------------------------          -------------          -----------
                 2009                      2,055,187               775,259
                 2008                      1,905,199             4,760,914

NOTE 5 -- COMMITMENTS

     As of April 30, 2009, the Company had unfunded investment commitments to Private Investment Funds totaling $2,480,799. The Company also had commitments from its investors of $147.6 million, none of which remains uncalled.

          PRIVATE INVESTMENT FUNDS                 UNFUNDED COMMITMENT
          ------------------------------------------------------------
          Advanced Technology Ventures VII, L.P.        $  121,500
          Burrill Life Sciences Capital Fund, L.P.         443,963
          CHL Medical Partners II, L.P.                     49,960
          CMEA Ventures VI, L.P.                           450,000
          Morgenthaler Partners VII, L.P.                  150,000
          Prospect Venture Partners II, L.P.               345,000
          Sevin Rosen Fund IX, L.P.                        585,000
          Tallwood II, L.P.                                     --
          Valhalla Partners, L.P.                          335,376
          ------------------------------------------------------------
               Total                                    $2,480,799
          ============================================================

NOTE 6 -- TRANSACTIONS WITH AFFILIATED COMPANIES

     An affiliated company is a company in which the Company has ownership of more than 5% of the voting securities. The Company did not receive dividends from affiliated companies during the six months ended April 30, 2009 and for the year ended October 31, 2008. Transactions with companies, which are or were affiliates, were as follows:



                                                 SHARES/PRINCIPAL     OCTOBER 31,     PURCHASES/
                                                  AMOUNT HELD AT      2008 FAIR       CONVERSION
   NAME OF INVESTMENT                            OCTOBER 31, 2008       VALUE         ACQUISITION
-----------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES
Cydelity Inc., Series A-2 Preferred *                      --          $       --      $       --
                                                   ----------          ----------      ----------
TOTAL CONTROLLED AFFILIATES                                --          $       --      $       --

NON-CONTROLLED AFFILIATES
Ethertronics, Inc., Series B Preferred              4,433,333           6,650,000              --
Ethertronics, Inc., Series C Warrants                 271,247                  --              --
Ethertronics, Inc., Series C Preferred              1,697,957           2,546,937              --
Ethertronics, Inc., Series D Preferred                     --                  --       1,137,813
OpVista, Inc., Common Stock                        10,615,593                  --              --
OpVista, Inc., Series BB Convertible Preferred             --                  --              --
OpVista, Inc., Series CC Convertible Preferred             --                  --              --
OpVista, Inc., Bridge Note                                 --                  --              --
OpVista, Inc., Series CC Warrants                     675,313                  --              --
Tensys Medical, Inc., Series C Preferred            4,166,667                  --              --
Tensys Medical, Inc., Series D Preferred            1,187,500                  --              --
Tensys Medical, Inc., Series E Preferred              318,845                  --              --
                                                   ----------          ----------      ----------
TOTAL NON-CONTROLLED AFFILIATES                                        $9,196,937      $1,137,813
                                                                       ==========      ==========
TOTAL NON-CONTROLLED AND CONTROLLED AFFILIATES                         $9,196,937      $1,137,813
                                                                       ==========      ==========

* Investment was liquidated in a prior year but had an adjustment to an escrow release.


                                                              FOR THE SIX MONTHS ENDED APRIL 30, 2009 (UNAUDITED)
                                                 ----------------------------------------------------------------------------
                                                   SALES                              SHARES/PRINCIPAL
                                                  PROCEEDS/    INTEREST    REALIZED    AMOUNT HELD AT       APRIL 30, 2009
   NAME OF INVESTMENT                            CONVERSION    RECEIVED   GAIN/(LOSS)  APRIL 30, 2009     FAIR VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES
Cydelity Inc., Series A-2 Preferred *             $       --    $     --  $   (20,098)            --          $        --
                                                  ----------    --------  -----------     ----------          -----------
TOTAL CONTROLLED AFFILIATES                       $       --    $     --  $   (20,098)            --          $        --

NON-CONTROLLED AFFILIATES
Ethertronics, Inc., Series B Preferred                    --          --           --      4,433,333            6,650,000
Ethertronics, Inc., Series C Warrants                     --          --           --        271,248                   --
Ethertronics, Inc., Series C Preferred                    --          --           --      1,697,957            2,546,936
Ethertronics, Inc., Series D Preferred                    --          --           --        758,542            1,137,813
OpVista, Inc., Common Stock                               --          --           --     10,615,593                   --
OpVista, Inc., Series BB Convertible Preferred            --          --           --             --                   --
OpVista, Inc., Series CC Convertible Preferred            --          --           --             --                   --
OpVista, Inc., Bridge Note                                --          --           --             --                   --
OpVista, Inc., Series CC Warrants                         --          --           --        675,313                   --
Tensys Medical, Inc., Series C Preferred                  --          --   (5,000,000)            --                   --
Tensys Medical, Inc., Series D Preferred                  --          --   (1,425,000)            --                   --
Tensys Medical, Inc., Series E Preferred            (382,623)         --           --             --                   --
                                                  ----------    --------  -----------                         -----------
TOTAL NON-CONTROLLED AFFILIATES                   $ (382,623)   $     --  $(6,425,000)                        $10,334,749
                                                  ==========    ========  ===========                         ===========
TOTAL NON-CONTROLLED AND CONTROLLED AFFILIATES    $ (382,623)   $     --  $(6,445,098)                        $10,334,749
                                                  ==========    ========  ===========                         ===========



                                                 SHARES/PRINCIPAL     OCTOBER 31,     PURCHASES/
                                                  AMOUNT HELD AT      2007 FAIR       CONVERSION
   NAME OF INVESTMENT                            OCTOBER 31, 2007       VALUE         ACQUISITION
-----------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES
Pilot Software Inc., Escrow                                --         $        --     $        --
                                                   ----------         -----------     -----------
TOTAL CONTROLLED AFFILIATES                                --         $        --     $        --

NON-CONTROLLED AFFILIATES
Ethertronics, Inc., Series B Preferred              4,433,333           6,650,000              --
Ethertronics, Inc., Series C Warrants                 271,247                  --              --
Ethertronics, Inc., Series C Preferred              1,697,957           2,546,937              --
LogicLibrary, Inc., Series A Preferred              8,751,782           4,001,492      (4,087,685)
LogicLibrary, Inc., Series A-1 Preferred            3,080,464           1,408,450      (1,408,450)
MIDAS Vision Systems, Inc., Series A-1 Preferred      933,593                  --              --
MIDAS Vision Systems, Inc., Common Stock              157,396                  --              --
NanoOpto Corp., Bridge Note                           237,321             160,000              --
OpVista, Inc., Series AA Preferred                  5,683,906           6,236,892      (6,236,892)
OpVista, Inc., Common Stock                         1,079,541           1,184,567       7,411,767
OpVista, Inc., Series BB Convertible Preferred        433,400             491,800        (491,800)
OpVista, Inc., Series CC Convertible Preferred             --                  --              --
OpVista, Inc., Bridge Note                            675,989           1,351,978        (683,075)
OpVista, Inc., Series CC Warrants                     675,313                  --              --
Silverback Systems, Inc., Escrow                           --                  --              --
Tensys Medical, Inc., Series C Preferred            4,166,667             534,026              --
Tensys Medical, Inc., Series D Preferred            1,187,500             152,197              --
Tensys Medical, Inc., Series E Preferred               96,629             347,865         266,669
                                                   ----------         -----------     -----------
TOTAL NON-CONTROLLED AFFILIATES                                       $25,066,204     $(5,229,466)
                                                                      ===========     ===========
TOTAL NON-CONTROLLED AND CONTROLLED AFFILIATES                        $25,066,204     $(5,229,466)
                                                                      ===========     ===========


                                                                       FOR THE YEAR ENDED OCTOBER 31, 2008
                                                 ----------------------------------------------------------------------------
                                                   SALES                              SHARES/PRINCIPAL
                                                  PROCEEDS/    INTEREST    REALIZED    AMOUNT HELD AT      OCTOBER 31, 2008
   NAME OF INVESTMENT                            CONVERSION    RECEIVED   GAIN/(LOSS) OCTOBER 31, 2008    FAIR VALUE (NOTE 1)
-----------------------------------------------------------------------------------------------------------------------------
CONTROLLED AFFILIATES
Pilot Software Inc., Escrow                       $ 2,079,801   $76,123   $  (152,497)            --        $         --
                                                  -----------   -------   -----------     ----------        ------------
TOTAL CONTROLLED AFFILIATES                       $ 2,079,801   $76,123   $  (152,497)            --        $         --

NON-CONTROLLED AFFILIATES
Ethertronics, Inc., Series B Preferred                     --        --            --      4,433,333           6,650,000
Ethertronics, Inc., Series C Warrants                      --        --            --        271,247                  --
Ethertronics, Inc., Series C Preferred                     --        --            --      1,697,957           2,546,937
LogicLibrary, Inc., Series A Preferred                     --     1,758            --             --                  --
LogicLibrary, Inc., Series A-1 Preferred                   --        --            --             --                  --
MIDAS Vision Systems, Inc., Series A-1 Preferred           --        --    (1,054,960)            --                  --
MIDAS Vision Systems, Inc., Common Stock                   --        --    (4,000,000)            --                  --
NanoOpto Corp., Bridge Note                            93,384        --      (143,937)            --                  --
OpVista, Inc., Series AA Preferred                         --        --            --             --                  --
OpVista, Inc., Common Stock                                --        --            --     10,615,593                  --
OpVista, Inc., Series BB Convertible Preferred             --        --            --             --                  --
OpVista, Inc., Series CC Convertible Preferred             --        --            --             --                  --
OpVista, Inc., Bridge Note                                 --     7,760            --             --                  --
OpVista, Inc., Series CC Warrants                          --        --            --        675,313                  --
Silverback Systems, Inc., Escrow                      217,763        --       (39,084)            --                  --
Tensys Medical, Inc., Series C Preferred                   --        --            --      4,166,667                  --
Tensys Medical, Inc., Series D Preferred                   --        --            --      1,187,500                  --
Tensys Medical, Inc., Series E Preferred                   --     3,792            --        318,845                  --
                                                  -----------   -------   -----------     ----------        ------------
TOTAL NON-CONTROLLED AFFILIATES                   $   311,147   $13,310   $(5,237,981)                      $  9,196,937
                                                  ===========   =======   ===========                       ============
TOTAL NON-CONTROLLED AND CONTROLLED AFFILIATES    $ 2,390,948   $89,433   $(5,390,478)                      $  9,196,937
                                                  ===========   =======   ===========                       ============

NOTE 7 -- GUARANTEES

     In the normal course of business, the Company enters into contracts that provide general indemnifications. The Company's maximum exposure under these agreements is dependent on future claims that may be made against the Company, and therefore cannot be established; however, based on experience, the risk of loss from such claims is considered remote.

     Many of the Private Investment Funds partnership agreements contain provisions that allow them to recycle or recall distributions made to the Company. Accordingly, the unfunded commitments disclosed under Note 5 reflect both amounts undrawn to satisfy commitments and distributions that are recallable.

NOTE 8 -- DISCLOSURE REGARDING PRIVATE INVESTMENT FUNDS OVER 5% OF NET ASSETS

     Advanced Technology Ventures VII, L.P. represents 5.52% of the Company's Net Assets at April 30, 2009. The investment objective of Advanced Technology Ventures VII, L.P. is to invest in multistage information technology, communications and life sciences companies in order to achieve capital appreciation. Advanced Technology Ventures VII, L.P. does not provide liquidity to its partners in the form of redemptions and explicitly states that no partner can withdraw its capital or profits. Liquidity is provided at the general partner's discretion in the form of distributions in either cash or marketable securities. Additionally, the general partner of Advanced Technology Ventures VII, L.P. may approve transfers at its sole discretion.

     CMEA Ventures VI, L.P. represents 8.10% of the Company's Net Assets at April 30, 2009. The investment objective of CMEA Ventures VI, L.P. is to invest in and assist new and emerging growth-oriented business that are involved in the areas of life science technology, human healthcare and high technology companies in order to achieve net rates of return on invested capital in the top quartile of venture capital funds of the same vintage year. CMEA Ventures VI, L.P. does not provide liquidity to its partners in the form of redemptions and explicitly states that no partner can withdraw its capital or profits. Liquidity is provided at the general partner's discretion in the form of distributions in either cash or marketable securities. Additionally, the general partner of CMEA Ventures VI, L.P. may approve transfers at its sole discretion.

NOTE 9 -- NEW ACCOUNTING PRONOUNCEMENTS

     FASB Staff Position FAS 157-4 ("FSP FAS 157-4"), "Determining Fair Value When the Volume and Level of Activity for the Asset or Liability Have Significantly Decreased and Identifying Transactions That Are Not Orderly," was issued on April 9, 2009 to be effective for interim and annual reporting periods ending after June 15, 2009 and applied prospectively. FSP FAS 157-4 provides additional guidance in order to estimate fair value when the volume and level of activity for an asset or liability have significantly decreased. FSP FAS 157-4 also identifies conditions to consider in assessing whether a transaction is not orderly (i.e. distressed or forced). FSP 157-4 amends FAS 157 to require entities to disclose additional information regarding the inputs and valuation techniques used to measure fair value and requires entities to provide disclosures for major categories of securities in a more disaggregated basis than previously had been required under FAS 157. The Company is reviewing FSP FAS 157-4 along with its impact, if any, on the financial statements.

ITEM 2.  CODE OF ETHICS.

Not applicable for semi-annual reports.



ITEM 3.  AUDIT COMMITTEE FINANCIAL EXPERT.

Not applicable for semi-annual reports.



ITEM 4.  PRINCIPAL ACCOUNTANT FEES AND SERVICES.

Not applicable for semi-annual reports.



ITEM 5.  AUDIT COMMITTEE OF LISTED REGISTRANTS.

Not applicable to the Registrant.



ITEM 6.  INVESTMENTS.

(a) Schedule of Investments in securities of unaffiliated issuers as of the close of the reporting period is included as part of the report to shareholders filed under Item 1 of this form.

(b)  Not applicable.



ITEM 7. DISCLOSURE OF PROXY VOTING POLICIES AND PROCEDURES FOR CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

Not applicable for semi-annual reports.



ITEM 8.  PORTFOLIO MANAGERS OF CLOSED-END MANAGEMENT INVESTMENT COMPANIES.

There have been no change, as of the date of this filing, in any of the portfolio managers identified in response to paragraph (a)(1) of this Item in the Registrant's most recently filed annual report on Form N-CSR


ITEM 9. PURCHASES OF EQUITY SECURITIES BY CLOSED-END MANAGEMENT INVESTMENT COMPANY AND AFFILIATED PURCHASERS.

Not applicable.



ITEM 10. SUBMISSION OF MATTERS TO A VOTE OF SECURITY HOLDERS.

There have been no material changes to the procedures by which shareholders may recommend nominees to the registrant's board of directors since the registrant last submitted a response to this Item.


ITEM 11. CONTROLS AND PROCEDURES.

     (a) The registrant's principal executive and principal financial officers, or persons performing similar functions, have concluded that the registrant's disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the "1940 Act") (17 CFR 270.30a-3(c))) are effective, as of a date within 90 days of the filing date of the report that includes the disclosure required by this paragraph, based on their evaluation of these controls and procedures required by Rule 30a-3(b) under the 1940 Act (17 CFR 270.30a-3(b)) and Rules 13a-15(b) or 15d-15(b) under the Securities Exchange Act of 1934, as amended (17 CFR 240.13a-15(b) or 240.15d-15(b)).


     (b) There were no changes in the registrant's internal control over financial reporting (as defined in Rule 30a-3(d) under the 1940 Act (17 CFR 270.30a-3(d)) that occurred during the registrant's second fiscal quarter of the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant's internal control over financial reporting.


ITEM 12. EXHIBITS.

     (a)(1)   Not applicable.

     (a)(2) Separate certifications for the registrant's principal executive officer and principal financial officer, as required by Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are attached as Exhibit 99.CERT.

     (a)(3)   Not applicable.

     (b) Certifications for the registrant's principal executive officer and principal financial officer, as required by Section 906 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(b) under the Investment Company Act of 1940, are attached as Exhibit 99.906.CERT.

                                   SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

(registrant)              Excelsior Venture Investors III, LLC
            --------------------------------------------------------------------

By (Signature and Title)* /s/ James D. Bowden
                         -------------------------------------------------------
                          James D. Bowden, President and Chief Executive Officer


Date                      July 6, 2009
    ----------------------------------------------------------------------------


Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.


By (Signature and Title)* /s/ James D. Bowden
                         -------------------------------------------------------
                          James D. Bowden, President and Chief Executive Officer


Date                      July 6, 2009
    ----------------------------------------------------------------------------


By (Signature and Title)* /s/ Steven L. Suss
                         -------------------------------------------------------
                          Steven L. Suss, Treasurer and Chief Financial Officer


Date                      July 6, 2009
    ----------------------------------------------------------------------------



* Print the name and title of each signing officer under his or her signature.